Segmented Information - Assets and Liabilities by Segment (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Total general fund assets	$ 205,374	$ 197,090
Investments for account of segregated fund holders	139,996	125,921
Total general fund liabilities	177,301	171,228
Consolidation adjustments
Disclosure of operating segments [line items]
Total general fund assets	(388)	(286)
Investments for account of segregated fund holders	0	0
Total general fund liabilities	(388)	(286)
Canada | Reportable segments
Disclosure of operating segments [line items]
Total general fund assets	110,499	106,318
Investments for account of segregated fund holders	121,146	107,494
Total general fund liabilities	100,838	97,728
U.S. | Reportable segments
Disclosure of operating segments [line items]
Total general fund assets	33,391	33,790
Investments for account of segregated fund holders	519	541
Total general fund liabilities	29,553	30,354
Asset Management
Disclosure of operating segments [line items]
Total general fund assets	10,024	6,957
Investments for account of segregated fund holders	0	0
Asset Management | Reportable segments
Disclosure of operating segments [line items]
Total general fund assets	10,024	6,957
Investments for account of segregated fund holders	0	0
Total general fund liabilities	8,010	4,898
Asia | Reportable segments
Disclosure of operating segments [line items]
Total general fund assets	37,661	36,414
Investments for account of segregated fund holders	7,609	7,211
Total general fund liabilities	30,884	30,004
Corporate
Disclosure of operating segments [line items]
Total general fund assets	14,187	13,897
Investments for account of segregated fund holders	10,722	10,675
Corporate | Reportable segments
Disclosure of operating segments [line items]
Total general fund assets	14,187	13,897
Investments for account of segregated fund holders	10,722	10,675
Total general fund liabilities	$ 8,404	$ 8,530